Annual Total Returns- PIMCO Global Managed Asset Allocation Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Global Managed Asset Allocation Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.80%)	8.77%	(7.91%)	4.57%	(0.26%)	3.92%	13.99%	(5.61%)	16.96%	16.71%